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                      Supplement dated February 23, 2001
                        to Prospectus dated May 1, 2000

                                      of

                            Equity Growth Portfolio

                                A Portfolio of

                    The Universal Institutional Funds, Inc.
                                 P.O. Box 2798
                             Boston, Massachusetts
                                  02208-2798

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    The Prospectus is hereby amended and supplemented to reflect a change in the portfolio management of the Equity Growth Portfolio. Peter Dannenbaum will now share primary responsibility for managing the assets of the Portfolio with Philip W. Friedman and William S. Auslander. Accordingly, the paragraph under "PORTFOLIO MANAGERS" on page 4 is hereby deleted and replaced with the following:

  Philip W. Friedman, William S. Auslander and Peter Dannenbaum
  Philip W. Friedman is a Managing Director of MSAM and Morgan Stanley. Currently, he is head of the Institutional Equity Group of MSAM. Prior to joining MSAM in 1997, he was the North American Director of Equity Research at Morgan Stanley from 1995 to 1997. Mr. Friedman graduated from Rutgers University with a B.A. (Phi Beta Kappa and Summa Cum Laude) in Economics. He also holds a Masters of Management degree from the J.L. Kellogg School of Management at Northwestern University. William S. Auslander, a Principal of MSAM and Morgan Stanley, joined MSAM in 1995. Currently, he is a Portfolio Manager in the Institutional Equity Group. Mr. Auslander graduated from the University of Wisconsin at Madison with a B.A. in Economics and received an M.B.A. from Columbia University. Peter Dannenbaum, a Principal of MSAM and Morgan Stanley, joined Morgan Stanley as a research associate in 1989 and joined MSAM in 1999. Currently, he is a Portfolio Manager and research analyst in MSAM's Institutional Equity Group. Mr. Dannenbaum graduated from Temple University with a B.B.A. and is a Chartered Financial Analyst. Messrs. Friedman and Auslander have shared primary responsibility for managing the Portfolio's assets since September 1998. Mr. Dannenbaum has shared primary responsibility for managing the Portfolio's assets since February 2001.

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